[LOGO]
[THE HARTFORD]

May 6, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644
Attention: Division of Investment Management

Re:                               Hartford Life Insurance Company
Separate Account Ten (“Registrant”)
Putnam Hartford Capital Manager Series V
File No. 033-73566

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                   The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                   The text of the Registrant’s most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on May 3, 2010.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-1971.

Very truly yours,

/s/ Kathleen Schwartz

Kathleen Schwartz
Legal Specialist